Annual Total Returns (Bar Chart) (Invesco Basic Value Fund, Class A, Invesco Basic Value Fund)	12 Months Ended
May 02, 2011
Invesco Basic Value Fund | Class A, Invesco Basic Value Fund
Annual Total Returns
'01	0.13%
'02	(23.14%)
'03	33.76%
'04	10.88%
'05	5.55%
'06	13.17%
'07	1.06%
'08	(51.84%)
'09	51.55%
'10	6.90%